Operating Segments (Narrative) (Detail) - USD ($) $ in Millions	3 Months Ended			9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Mar. 31, 2018	Sep. 30, 2019	Sep. 30, 2018
Segment Reporting Information [Line Items]
Gain loss on investments held in nuclear decommissioning trust funds, after tax	$ (94)	$ 18		$ (77)	$ 163
Revision to future ash pond and landfill closure costs				(113)
SCANA
Segment Reporting Information [Line Items]
Merger and integration related costs				570
Merger and integration-related costs, after tax				429
Charge related to a voluntary retirement program				444
Charge related to a voluntary retirement program, after-tax				332
Income tax related to regulatory assets acquired	264			264
Income tax related to regulatory assets acquired, after tax	198			198
Virginia Electric and Power Company
Segment Reporting Information [Line Items]
Gain loss on investments held in nuclear decommissioning trust funds, after tax	(15)	3		(29)	8
Revision to future ash pond and landfill closure costs				(113)
Dominion Energy Gas Holdings, LLC
Segment Reporting Information [Line Items]
Gain loss on investments held in nuclear decommissioning trust funds, after tax	(27)	$ 10		(45)	17
Operating Segments
Segment Reporting Information [Line Items]
After- tax net expenses				2,000	188
Operating Segments | Virginia Electric and Power Company
Segment Reporting Information [Line Items]
After- tax net expenses				653	226
Charge related to a voluntary retirement program				197
Charge related to a voluntary retirement program, after-tax				146
Operating Segments | Virginia Electric and Power Company | Virginia Legislation
Segment Reporting Information [Line Items]
One-time rate credit amount			$ 215		215
One-time rate credit amount after tax			160		160
Operating Segments | Dominion Energy Gas Holdings, LLC
Segment Reporting Information [Line Items]
After- tax net expenses					97
Corporate and Other | Operating Segments
Segment Reporting Information [Line Items]
After- tax net expenses				2,100	253
Corporate and Other | Operating Segments | Virginia Electric and Power Company
Segment Reporting Information [Line Items]
After- tax net expenses				673	229
Corporate and Other | Operating Segments | Dominion Energy Gas Holdings, LLC
Segment Reporting Information [Line Items]
After- tax net expenses				66	98
Southeast Energy
Segment Reporting Information [Line Items]
Charge for refund of amounts from customers	$ 1,000			1,000
Charge for refund of amounts from customers, after tax				760
Charge for property, plant and equipment acquired but committed to forgo recovery				114
Charge for property, plant and equipment acquired but committed to forgo recovery, after tax				86
Southeast Energy | SCANA
Segment Reporting Information [Line Items]
Merger and integration-related costs, after tax				160
Litigation settlement expense				316
Litigation settlement expense, after tax				237
Power Generation | SCANA
Segment Reporting Information [Line Items]
Merger and integration-related costs, after tax				110
Power Generation | Virginia Electric and Power Company
Segment Reporting Information [Line Items]
Asset early retirement expense				369
Asset early retirement expense, after tax				275
Contract termination with a non-utility generator				135
Contract termination with a non-utility generator, after tax				100
Power Generation | Virginia Electric and Power Company | Virginia Legislation
Segment Reporting Information [Line Items]
Benefit from revision of future closure costs				113
Benefit from revision of future closure costs, after tax				84
Power Generation | Operating Segments
Segment Reporting Information [Line Items]
Gain loss on investments held in nuclear decommissioning trust funds				364	156
Gain loss on investments held in nuclear decommissioning trust funds, after tax				272	121
Power Generation | Operating Segments | Virginia Regulation
Segment Reporting Information [Line Items]
Revision to future ash pond and landfill closure costs					81
Environmental Remediation Expense, net of tax					60
Power Generation | Operating Segments | Virginia Electric and Power Company
Segment Reporting Information [Line Items]
Charge related to a voluntary retirement program, after-tax				72
Asset early retirement expense				369
Asset early retirement expense, after tax				275
Contract termination with a non-utility generator				135
Contract termination with a non-utility generator, after tax				100
Abandonment expense				62
Abandonment expense, after tax				46
Power Generation | Operating Segments | Virginia Electric and Power Company | Virginia Legislation
Segment Reporting Information [Line Items]
Benefit from revision of future closure costs				113
Benefit from revision of future closure costs, after tax				84
Charge associated with one-time rate credits of certain amounts to utility customers, after tax			109		109
Revision to future ash pond and landfill closure costs					81
Environmental Remediation Expense, net of tax					60
Power Delivery | SCANA
Segment Reporting Information [Line Items]
Merger and integration-related costs, after tax				77
Power Delivery | Virginia Electric and Power Company
Segment Reporting Information [Line Items]
Asset early retirement expense				160
Asset early retirement expense, after tax				119
Power Delivery | Operating Segments | Virginia Electric and Power Company
Segment Reporting Information [Line Items]
Charge related to a voluntary retirement program, after-tax				74
Asset early retirement expense				160
Asset early retirement expense, after tax				119
Power Delivery | Operating Segments | Virginia Electric and Power Company | Virginia Legislation
Segment Reporting Information [Line Items]
Charge associated with one-time rate credits of certain amounts to utility customers, after tax			$ 51		51
Gas Infrastructure | SCANA
Segment Reporting Information [Line Items]
Merger and integration-related costs, after tax				82
Gas Infrastructure | Operating Segments | FERC-Regulated Plant
Segment Reporting Information [Line Items]
Charge for disallowance of FERC-regulated plant					124
Charge for disallowance of FERC-regulated plant, after tax					88
Gas Infrastructure | Operating Segments | Dominion Energy Gas Holdings, LLC
Segment Reporting Information [Line Items]
Charge related to a voluntary retirement program				42
Charge related to a voluntary retirement program, after-tax				$ 31
Gas Infrastructure | Operating Segments | Dominion Energy Gas Holdings, LLC | FERC-Regulated Plant
Segment Reporting Information [Line Items]
Charge for disallowance of FERC-regulated plant					124
Charge for disallowance of FERC-regulated plant, after tax					$ 88